Costs and Expenses by Nature - Disclosure of Cost aand Expenses By Nature (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Analysis of income and expense [abstract]
Raw material and products for resale	$ (5,226)	$ (4,807)	$ (9,683)	$ (8,818)
Materials, third-party services, freight, rent and other related costs	(5,203)	(4,552)	(10,294)	(8,315)
Depreciation, depletion and amortization	(3,041)	(3,227)	(6,450)	(6,650)
Employee compensation	(2,141)	(2,055)	(4,370)	(4,520)
Production taxes	(3,032)	(1,725)	(5,494)	(3,739)
(Losses) /Gains on legal, administrative and arbitration proceedings	(454)	29	(846)	(370)
Unscheduled stoppages and pre-operating expenses	(277)	(381)	(516)	(813)
Gains/(losses) with Commodities Derivatives	(347)		(564)
Other taxes	(100)	(954)	(248)	(1,046)
Allowance for expected credit losses	(288)	(455)	(425)	(453)
Institutional relations and cultural projects	(48)	(45)	(83)	(96)
Health, safety and environment	(16)	(18)	(41)	(31)
Impairment (losses)/reversals	49	(71)	31	(64)
Exploration expenditures written off (includes dry wells and signature bonuses)	(57)	(93)	(65)	(101)
Reclassification of cumulative translation adjustment				(37)
Gain on remeasurement of investment retained with loss of control		217		217
Amounts recovered from Lava Jato investigation		28	1	28
Changes in inventories	1,712	139	2,107	(322)
Gains and losses on disposal/write-offs of assets	(316)	1,805	689	1,766
Total	(18,785)	(16,165)	(36,251)	(33,364)
In the Statement of income
Cost of sales	(14,636)	(14,181)	(29,340)	(28,355)
Selling expenses	(1,317)	(1,209)	(2,590)	(1,969)
General and administrative expenses	(612)	(691)	(1,272)	(1,424)
Other taxes	(100)	(954)	(248)	(1,046)
Exploration costs	(162)	(187)	(298)	(281)
Research and development expenses	(164)	(171)	(317)	(278)
Other income and expenses	$ (1,794)	$ 1,228	$ (2,186)	$ (11)